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This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
February 13, 2009.

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 	49
FORM 13F INFORMATION TABLE VALUE TOTAL:		$93,490
						(thousands)
FORM 13F INFORMATION TABLE

COLUMN 1         COL2       COL3      COL4   COL5           COL6 COL7   COL8

NAME OF ISSUER   CLASS 	    CUSIP     VALUE  SHS OR  SH/PUT INV  OTHR   VOT
								        AUTH
                                     X$1000  PRN AMT PRNCAL DISC MGRS   SOLE

Cardiome Pharma  COM NEW    14159U202 205    45,000    SH    SOLE NONE 45,000
Comcast Corp     CL A       20030N101 2,144  127,000   SH    SOLE NONE 127,000
Huntsman Corp    COM        447011107 2,758  801,763   SH    SOLE NONE 801,763
iShares Silver   ISHARES    46428Q109 370    33,000    SH    SOLE NONE 33,000
Pfizer Inc       COM        717081103 266    15,000    SH    SOLE NONE 15,000
DIAMONDS Trust   UNIT SER 1 252787106 368    4,200     SH    SOLE NONE 4,200
Goldcorp Inc     COM        380956409 236    7,500     SH    SOLE NONE 7,500
Dell Inc         COM        24702R101 1,275  124,506   SH    SOLE NONE 124,506
Washington Mut   COM        939322103 51     2,350,000 SH    SOLE NONE 2,350,000
Abbott Labs      COM        002824100 320    6,000     SH    SOLE NONE 6,000
Annaly Cap Mgmt  COM        035710409 317    20,000    SH    SOLE NONE 20,000
Arthur Gallagher COM        036357610 259    10,000    SH    SOLE NONE 10,000
Berks Hathaway   CL B       084670207 386    120       SH    SOLE NONE 120
Burlington Nthn  COM        12189T104 227    3,000     SH    SOLE NONE 3,000
Cadbury PLC      SPONS ADR  12721E102 285    8,000     SH    SOLE NONE 8,000
Constell Egy     COM        210371100 502    20,000    SH    SOLE NONE 20,000
CurrencyShs Aus  AUS DOL    23129U101 428    6,000     SH    SOLE NONE 6,000
Eagle Mats Inc   COM        26969P108 258    14,000    SH    SOLE NONE 14,000
eBay Inc         COM        278642103 279    20,000    SH    SOLE NONE 20,000
EMCOR Group Inc  COM        29084Q100 247    11,000    SH    SOLE NONE 11,000
Ezcorp Inc       CLA NO VTG 302301106 228    15,000    SH    SOLE NONE 15,000
Federal Agri     CL C       313148306 56     16,120    SH    SOLE NONE 16,120
ZVUE Corp        COM        988801106 1      30,000    SH    SOLE NONE 30,000
ISHARES TR       BRCLYS TIP 464287176 298    3,000     SH    SOLE NONE 3,000
KHD Humboldt W   COM        482462108 246    22,000    SH    SOLE NONE 22,000
Molson Coors Br  CL B       60871R209 342    7,000     SH    SOLE NONE 7,000
Procter & Gamble COM        742718109 310    5,009     SH    SOLE NONE 5,009
SAN Juan Bas Roy UNIT BI    798241105 248    8,000     SH    SOLE NONE 8,000
Sasol Ltd        SPONS ADR  803866300 315    10,400    SH    SOLE NONE 10,400
SPDR Gold Trust  GOLD SHS   78463V107 433    5,000     SH    SOLE NONE 5,000
Lehman Bros Hol  COM        524908100 31     1,085,000 SH    SOLE NONE 1,085,000
PNC Fin Service  COM        693475105 960    19,600    SH    SOLE NONE 19,600
Sirius XM Radio  COM        82967N108 1      7,540     SH    SOLE NONE 7,540
Sovereign Banc   COM        845905108 3,204  1,075,000 SH    SOLE NONE 1,075,000
Wells Fargo      COM        949746101 10,153 344,400   SH    SOLE NONE 344,400
Air Trans Serv   COM        00922R105 139    769,798   SH    SOLE NONE 769,798
Alum Corp Chin   ADR        022276909 2,736  202,500   CALL  SOLE NONE 202,500
Alpharma Inc     COM        020813901 3,905  105,700   CALL  SOLE NONE 105,700
China Mobile Ltd ADR        16941M909 5,085  100,000   CALL  SOLE NONE 100,000
Rohm and Haas Co COM        775371907 6      100       CALL  SOLE NONE 100
Penn Nat Gaming  COM        707569909 909    42,500    CALL  SOLE NONE 42,500
AMR Corp         COM        001765906 124    11,600    CALL  SOLE NONE 11,600
Delta Air Lines  COM        247361902 296    25,800    CALL  SOLE NONE 25,800
Market Vectors   ETF        57060U900 24,224 715,000   CALL  SOLE NONE 715,000
HSBC Holdings    ADR        404280906 1,460  30,000    CALL  SOLE NONE 30,000
Oilsands Quest   WARRANT    678046111 14,600 20,000    SH    SOLE NONE 20,000
Foster Wheeler   SHS NEW    G36535139 304    13,000    SH    SOLE NONE 13,000
Garmin Ltd       ORD        G37260109 192    10,000    SH    SOLE NONE 10,000
UST Inc          COM        902911106 11,503 165,800   PUT   SOLE NONE 165,800

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